Miller Income Fund
June 30, 2021
Schedule of Investments (unaudited)

SECURITY	SHARES	VALUE
COMMON STOCKS - 52.1%
CONSUMER DISCRETIONARY - 6.9%
Diversified Consumer Services - 3.7%
H&R Block Inc.	420,000	$9,861,600

Specialty Retail - 3.2%
Chico’s FAS Inc. *	1,290,900	8,494,122

TOTAL CONSUMER DISCRETIONARY		18,355,722

CONSUMER STAPLES - 2.3%
Tobacco - 2.3%
British American Tobacco PLC	158,300	6,131,330

TOTAL CONSUMER STAPLES		6,131,330

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources Escrow Position	11,195	—

TOTAL ENERGY		—

FINANCIALS - 24.6%
Banks - 3.6%
Citigroup Inc.	45,000	3,183,750
Sberbank of Russia PJSC - ADR	379,500	6,333,855

Total Banks		9,517,605

Capital Markets - 10.4%
Apollo Global Management Inc.	188,000	11,693,600
Carlyle Group Inc/The	105,000	4,880,400
Lazard Ltd., Class A Shares	133,200	6,027,300
Sculptor Capital Management Inc.	207,400	5,099,966

Total Capital Markets		27,701,266

Consumer Finance - 3.9%
OneMain Holdings Inc.	172,700	10,346,457

Mortgage Real Estate Investment Trusts (REITs) - 5.3%
Chimera Investment Corp.	704,400	10,608,264
MFA Financial Inc.	773,850	3,551,972

Total Mortgage Real Estate Investment Trusts (REITs)		14,160,236

Thrifts & Mortgage Finance - 1.4%
Home Point Capital Inc. *	614,045	3,641,287

TOTAL FINANCIALS		65,366,851

HEALTH CARE - 3.4%
Pharmaceuticals - 3.4%
Viatris Inc.	625,000	8,931,250

TOTAL HEALTH CARE		8,931,250

INDUSTRIALS - 3.3%
Commercial Services & Supplies - 3.3%
Pitney Bowes Inc.	790,000	6,928,300
Quad/Graphics Inc. *	477,800	1,982,870

Total Commercial Services & Supplies		8,911,170

TOTAL INDUSTRIALS		8,911,170

MATERIALS - 10.0%
Chemicals - 4.1%
Chemours Co/The	313,600	10,913,280

Metals & Mining - 5.9%
Alrosa PJSC	2,478,100	4,553,943
Vale SA - ADR	485,000	11,062,850

Total Metals & Mining		15,616,793

TOTAL MATERIALS		26,530,073

SECURITY			SHARES	VALUE
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
GEO Group Inc/The			300,000	$2,136,000
Preferred Apartment Communities Inc., Class A Shares			210,000	2,047,500

Total Equity Real Estate Investment Trusts (REITs)				4,183,500

TOTAL REAL ESTATE				4,183,500

TOTAL COMMON STOCKS (Cost - $100,216,466)				138,409,896

	RATE
CONVERTIBLE PREFERRED STOCKS - 1.4%
FINANCIALS - 1.4%
Capital Markets - 1.4%
Stronghold Digital Mining Inc., Series A Private Placement * (a)(c)	0%		100,000	3,170,000
Stronghold Digital Mining Inc., Series B Private Placement * (a)(c)	0%		18,556	588,225

Total Capital Markets				3,758,225

TOTAL FINANCIALS				3,758,225

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,088,225)				3,758,225

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BOND - 1.9%
INFORMATION TECHNOLOGY - 1.9%
Software - 1.9%
MicroStrategy Inc. (b)	0.750%	12/15/25	$2,800,000	4,977,812

TOTAL CONVERTIBLE BOND (Cost - $2,800,000)				4,977,812

CORPORATE BONDS - 43.5%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
Lumen Technologies Inc.	7.600%	9/15/39	9,275,000	10,573,500

TOTAL COMMUNICATION SERVICES				10,573,500

CONSUMER DISCRETIONARY - 12.3%
Leisure Products - 1.8%
Mattel Inc.	6.200%	10/1/40	3,825,000	4,762,125

Multiline Retail - 5.4%
Macy’s Retail Holdings LLC	6.375%	3/15/37	5,400,000	5,562,632
Nordstrom Inc.	7.000%	1/15/38	4,620,000	5,390,373
Nordstrom Inc.	5.000%	1/15/44	3,350,000	3,344,436

Total Multiline Retail				14,297,441

Specialty Retail - 5.1%
Bed Bath & Beyond Inc.	5.165%	8/1/44	14,609,000	13,586,370

TOTAL CONSUMER DISCRETIONARY				32,645,936

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Alliance Resource Operating Partners LP (b)	7.500%	5/1/25	13,791,000	13,584,135
Occidental Petroleum Corp.	4.400%	4/15/46	3,000,000	2,908,505

Total Oil, Gas & Consumable Fuels				16,492,640

TOTAL ENERGY				16,492,640

FINANCIALS - 2.4%
Consumer Finance - 2.4%
Curo Group Holdings Corp. (b)	8.250%	9/1/25	6,180,000	6,442,650

TOTAL FINANCIALS				6,442,650

HEALTH CARE - 6.5%
Pharmaceuticals - 6.5%
Endo Finance LLC (b)	6.000%	6/30/28	14,352,000	9,759,360
Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	8,650,000	7,625,113

Total Pharmaceuticals				17,384,473

TOTAL HEALTH CARE				17,384,473

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 4.0%
Commercial Services & Supplies - 4.0%
Pitney Bowes Inc. (b)	7.250%	3/15/29	$10,000,000	$10,675,000

TOTAL INDUSTRIALS				10,675,000

INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
MicroStrategy Inc. (b)	6.125%	6/15/28	1,000,000	996,875

TOTAL INFORMATION TECHNOLOGY				996,875

MATERIALS - 2.6%
Metals & Mining - 2.6%
Cleveland-Cliffs Inc.	6.250%	10/1/40	6,445,000	6,831,700

TOTAL MATERIALS				6,831,700

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
GEO Group Inc/The	5.125%	4/1/23	425,000	405,875
GEO Group Inc/The	5.875%	10/15/24	14,650,000	13,111,750

Total Equity Real Estate Investment Trusts (REITs)				13,517,625

TOTAL REAL ESTATE				13,517,625

TOTAL CORPORATE BONDS (Cost - $99,036,184)				115,560,399

TOTAL INVESTMENTS - 98.9% (Cost - $205,140,875)				$262,706,332
Other Assets in Excess of Liabilities - 1.1%				2,963,825

TOTAL NET ASSETS - 100.0%				$265,670,157

ADR - American Depositary Receipt

PJSC - Public Joint-Stock Company

PLC - Public Limited Company

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).
(b)

Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(c)	Restricted security (See Note 2).

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1	- Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2	- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	- Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2021:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments (a)
Common Stocks	$138,409,896	$—	$—	$138,409,896
Convertible Preferred Stocks*	—	3,758,225	—	3,758,225
Convertible Bond	—	4,977,812	—	4,977,812
Corporate Bonds	—	115,560,399	—	115,560,399

Total Investments	$138,409,896	$124,296,436	$—	$262,706,332

(a)	See Schedule of Investments for additional detailed categorizations.
*

The Stronghold Digital Mining, Inc. Series A & B convertible preferred stocks were acquired by the Fund in separate private offers. The preferred shares are not currently registered with the SEC. In the absence of a market, the Fund values both the A & B shares at the issuance price of the series B shares, which were issued in May 2021.

2. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Fair Value at June 30, 2021	Percent of Net Assets	Open Commitments
Stronghold Digital Mining Inc., Series A [1]	$2,500,000	$3,170,000	1.2%	N/A
Stronghold Digital Mining Inc., Series B [2]	$588,225	$588,225	0.2%	N/A

1	Acquisition date was 4/1/21.
2	Acquisition date was 5/14/21.